DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Disaggregation of Revenues by Business Segment (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues [Abstract]
Revenues	$ 88,976,328	$ 84,333,261	$ 99,790,386
Natural Gas Transportation [Member]
Revenues [Abstract]
Revenues		35,473,714
Reportable Segments [Member] | Natural Gas Transportation [Member]
Revenues [Abstract]
Revenues	24,502,882	35,473,714	46,483,347
Reportable Segments [Member] | Natural Gas Transportation [Member] | Firm [Member]
Revenues [Abstract]
Revenues	19,921,823	28,809,075	38,059,768
Reportable Segments [Member] | Natural Gas Transportation [Member] | Access and Charge [Member]
Revenues [Abstract]
Revenues	862,511	1,267,710	1,717,346
Reportable Segments [Member] | Natural Gas Transportation [Member] | Interruptible and Others [Member]
Revenues [Abstract]
Revenues	3,718,548	5,396,929	6,706,233
Reportable Segments [Member] | Production and Commercialization of Liquids [Member]
Revenues [Abstract]
Revenues	55,730,775	41,654,904	47,547,304
Reportable Segments [Member] | Production and Commercialization of Liquids [Member] | Product [Member]
Revenues [Abstract]
Revenues	51,123,996	38,645,377	44,610,271
Reportable Segments [Member] | Production and Commercialization of Liquids [Member] | Services [Member]
Revenues [Abstract]
Revenues	2,457,050	2,514,642	2,521,015
Reportable Segments [Member] | Production and Commercialization of Liquids [Member] | Government Grants [Member]
Revenues [Abstract]
Revenues	2,149,729	494,885	416,018
Reportable Segments [Member] | Other Services [Member]
Revenues [Abstract]
Revenues	8,284,497	6,587,852	5,192,071
Reportable Segments [Member] | Other Services [Member] | Conditioning and Treatment [Member]
Revenues [Abstract]
Revenues	3,341,498	3,074,657	2,616,068
Reportable Segments [Member] | Other Services [Member] | Operation and Maintenance [Member]
Revenues [Abstract]
Revenues	247,102	252,030	1,339,125
Reportable Segments [Member] | Other Services [Member] | Steam Sales [Member]
Revenues [Abstract]
Revenues	220,241	274,901	475,850
Reportable Segments [Member] | Other Services [Member] | Construction [Member]
Revenues [Abstract]
Revenues	44,976	38,961	24,451
Reportable Segments [Member] | Other Services [Member] | UT Construction [Member]
Revenues [Abstract]
Revenues	40,912	106,385	385,682
Reportable Segments [Member] | Other Services [Member] | Transportation and conditioning of Natural Gas [Member]
Revenues [Abstract]
Revenues	4,177,291	2,707,674	340,553
Reportable Segments [Member] | Other Services [Member] | Others [Member]
Revenues [Abstract]
Revenues	212,477	133,244	10,342
Reportable Segments [Member] | Telecommunications [Member]
Revenues [Abstract]
Revenues	$ 458,174	$ 616,791	$ 567,664